Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Commitments Tables
Schedule of Lease commitment
	As at December 31
	2016	2017
	RMB’000	RMB’000

Less than one year	1,017	1,054
Between one and five years	5,007	3,953
Total	6,024	5,007